Distribution Date:	11/18/21	BENCHMARK 2019-B11 Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2019-B11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		General Information Number	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Don Simon	(203) 660-6100
Delinquency Loan Detail	20		375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	24
		Directing Holder	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26		, | ,
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08162BBA9	2.568200%	14,700,000.00	9,678,261.77	254,243.44	20,713.09	0.00	0.00	274,956.53	9,424,018.33	30.15%	30.00%
A-2	08162BBB7	3.409700%	81,700,000.00	81,700,000.00	0.00	232,143.74	0.00	0.00	232,143.74	81,700,000.00	30.15%	30.00%
A-3	08162BBC5	3.261600%	20,600,000.00	20,600,000.00	0.00	55,990.80	0.00	0.00	55,990.80	20,600,000.00	30.15%	30.00%
A-4	08162BBD3	3.280500%	215,325,000.00	215,325,000.00	0.00	588,644.72	0.00	0.00	588,644.72	215,325,000.00	30.15%	30.00%
A-5	08162BBE1	3.542100%	379,930,000.00	379,930,000.00	0.00	1,121,458.38	0.00	0.00	1,121,458.38	379,930,000.00	30.15%	30.00%
A-SB	08162BBF8	3.393200%	18,615,000.00	18,615,000.00	0.00	52,637.02	0.00	0.00	52,637.02	18,615,000.00	30.15%	30.00%
A-S	08162BBJ0	3.784000%	125,292,000.00	125,292,000.00	0.00	395,087.44	0.00	0.00	395,087.44	125,292,000.00	18.09%	18.00%
B	08162BBK7	3.955300%	43,070,000.00	43,070,000.00	0.00	141,962.31	0.00	0.00	141,962.31	43,070,000.00	13.95%	13.88%
C	08162BBL5	3.750000%	40,459,000.00	40,459,000.00	0.00	126,434.38	0.00	0.00	126,434.38	40,459,000.00	10.05%	10.00%
D	08162BAJ1	3.000000%	23,492,000.00	23,492,000.00	0.00	58,730.00	0.00	0.00	58,730.00	23,492,000.00	7.79%	7.75%
E	08162BAL6	3.000000%	18,272,000.00	18,272,000.00	0.00	45,680.00	0.00	0.00	45,680.00	18,272,000.00	6.03%	6.00%
F	08162BAN2	3.312000%	18,271,000.00	18,271,000.00	0.00	50,427.96	0.00	0.00	50,427.96	18,271,000.00	4.27%	4.25%
G	08162BAQ5	3.312000%	10,441,000.00	10,441,000.00	0.00	28,817.16	0.00	0.00	28,817.16	10,441,000.00	3.27%	3.25%
H*	08162BAS1	3.312000%	33,934,181.00	33,934,181.00	0.00	76,826.94	0.00	0.00	76,826.94	33,934,181.00	0.00%	0.00%
VRR	08162BAY8	4.671794%	54,952,694.03	54,688,392.01	13,381.23	212,024.88	0.00	0.00	225,406.11	54,675,010.78	0.00%	0.00%
R	08162BAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162BAU6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,099,053,875.03	1,093,767,834.78	267,624.67	3,207,578.82	0.00	0.00	3,475,203.49	1,093,500,210.11

Notional Certificates
X-A	08162BBG6	1.194094%	856,162,000.00	851,140,261.76	0.00	846,951.32	0.00	0.00	846,951.32	850,886,018.33
X-B	08162BBH4	0.815935%	83,529,000.00	83,529,000.00	0.00	56,795.20	0.00	0.00	56,795.20	83,529,000.00
X-D	08162BAA0	1.671794%	41,764,000.00	41,764,000.00	0.00	58,184.00	0.00	0.00	58,184.00	41,764,000.00
X-F	08162BAC6	1.359794%	18,271,000.00	18,271,000.00	0.00	20,703.99	0.00	0.00	20,703.99	18,271,000.00
X-G	08162BAE2	1.359794%	10,441,000.00	10,441,000.00	0.00	11,831.34	0.00	0.00	11,831.34	10,441,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	08162BAG7	1.359794%	33,934,181.00	33,934,181.00	0.00	38,452.91	0.00	0.00	38,452.91	33,934,181.00
Notional SubTotal			1,044,101,181.00	1,039,079,442.76	0.00	1,032,918.76	0.00	0.00	1,032,918.76	1,038,825,199.33

Deal Distribution Total					267,624.67	4,240,497.58	0.00	0.00	4,508,122.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162BBA9	658.38515442	17.29547211	1.40905374	0.00000000	0.00000000	0.00000000	0.00000000	18.70452585	641.08968231
A-2	08162BBB7	1,000.00000000	0.00000000	2.84141665	0.00000000	0.00000000	0.00000000	0.00000000	2.84141665	1,000.00000000
A-3	08162BBC5	1,000.00000000	0.00000000	2.71800000	0.00000000	0.00000000	0.00000000	0.00000000	2.71800000	1,000.00000000
A-4	08162BBD3	1,000.00000000	0.00000000	2.73375001	0.00000000	0.00000000	0.00000000	0.00000000	2.73375001	1,000.00000000
A-5	08162BBE1	1,000.00000000	0.00000000	2.95175001	0.00000000	0.00000000	0.00000000	0.00000000	2.95175001	1,000.00000000
A-SB	08162BBF8	1,000.00000000	0.00000000	2.82766694	0.00000000	0.00000000	0.00000000	0.00000000	2.82766694	1,000.00000000
A-S	08162BBJ0	1,000.00000000	0.00000000	3.15333333	0.00000000	0.00000000	0.00000000	0.00000000	3.15333333	1,000.00000000
B	08162BBK7	1,000.00000000	0.00000000	3.29608335	0.00000000	0.00000000	0.00000000	0.00000000	3.29608335	1,000.00000000
C	08162BBL5	1,000.00000000	0.00000000	3.12500012	0.00000000	0.00000000	0.00000000	0.00000000	3.12500012	1,000.00000000
D	08162BAJ1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162BAL6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162BAN2	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
G	08162BAQ5	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
H	08162BAS1	1,000.00000000	0.00000000	2.26399865	0.49600136	10.42571795	0.00000000	0.00000000	2.26399865	1,000.00000000
VRR	08162BAY8	995.19037193	0.24350453	3.85831639	0.01612041	0.34159381	0.00000000	0.00000000	4.10182092	994.94686739
R	08162BAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162BAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162BBG6	994.13459341	0.00000000	0.98924190	0.00000000	0.00000000	0.00000000	0.00000000	0.98924190	993.83763625
X-B	08162BBH4	1,000.00000000	0.00000000	0.67994589	0.00000000	0.00000000	0.00000000	0.00000000	0.67994589	1,000.00000000
X-D	08162BAA0	1,000.00000000	0.00000000	1.39316157	0.00000000	0.00000000	0.00000000	0.00000000	1.39316157	1,000.00000000
X-F	08162BAC6	1,000.00000000	0.00000000	1.13316129	0.00000000	0.00000000	0.00000000	0.00000000	1.13316129	1,000.00000000
X-G	08162BAE2	1,000.00000000	0.00000000	1.13316157	0.00000000	0.00000000	0.00000000	0.00000000	1.13316157	1,000.00000000
X-H	08162BAG7	1,000.00000000	0.00000000	1.13316158	0.00000000	0.00000000	0.00000000	0.00000000	1.13316158	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	20,713.09	0.00	20,713.09	0.00	0.00	0.00	20,713.09	0.00
A-2	10/01/21 - 10/30/21	30	0.00	232,143.74	0.00	232,143.74	0.00	0.00	0.00	232,143.74	0.00
A-3	10/01/21 - 10/30/21	30	0.00	55,990.80	0.00	55,990.80	0.00	0.00	0.00	55,990.80	0.00
A-4	10/01/21 - 10/30/21	30	0.00	588,644.72	0.00	588,644.72	0.00	0.00	0.00	588,644.72	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,121,458.38	0.00	1,121,458.38	0.00	0.00	0.00	1,121,458.38	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	52,637.02	0.00	52,637.02	0.00	0.00	0.00	52,637.02	0.00
X-A	10/01/21 - 10/30/21	30	0.00	846,951.32	0.00	846,951.32	0.00	0.00	0.00	846,951.32	0.00
X-B	10/01/21 - 10/30/21	30	0.00	56,795.20	0.00	56,795.20	0.00	0.00	0.00	56,795.20	0.00
X-D	10/01/21 - 10/30/21	30	0.00	58,184.00	0.00	58,184.00	0.00	0.00	0.00	58,184.00	0.00
X-F	10/01/21 - 10/30/21	30	0.00	20,703.99	0.00	20,703.99	0.00	0.00	0.00	20,703.99	0.00
X-G	10/01/21 - 10/30/21	30	0.00	11,831.34	0.00	11,831.34	0.00	0.00	0.00	11,831.34	0.00
X-H	10/01/21 - 10/30/21	30	0.00	38,452.91	0.00	38,452.91	0.00	0.00	0.00	38,452.91	0.00
A-S	10/01/21 - 10/30/21	30	0.00	395,087.44	0.00	395,087.44	0.00	0.00	0.00	395,087.44	0.00
B	10/01/21 - 10/30/21	30	0.00	141,962.31	0.00	141,962.31	0.00	0.00	0.00	141,962.31	0.00
C	10/01/21 - 10/30/21	30	0.00	126,434.38	0.00	126,434.38	0.00	0.00	0.00	126,434.38	0.00
D	10/01/21 - 10/30/21	30	0.00	58,730.00	0.00	58,730.00	0.00	0.00	0.00	58,730.00	0.00
E	10/01/21 - 10/30/21	30	0.00	45,680.00	0.00	45,680.00	0.00	0.00	0.00	45,680.00	0.00
F	10/01/21 - 10/30/21	30	0.00	50,427.96	0.00	50,427.96	0.00	0.00	0.00	50,427.96	0.00
G	10/01/21 - 10/30/21	30	0.00	28,817.16	0.00	28,817.16	0.00	0.00	0.00	28,817.16	0.00
H	10/01/21 - 10/30/21	30	336,029.36	93,658.34	0.00	93,658.34	16,831.40	0.00	0.00	76,826.94	353,788.20
VRR	10/01/21 - 10/30/21	30	17,816.28	212,910.74	0.00	212,910.74	885.86	0.00	0.00	212,024.88	18,771.50
Totals			353,845.64	4,258,214.84	0.00	4,258,214.84	17,717.26	0.00	0.00	4,240,497.58	372,559.70

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,508,122.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,275,887.74	Master Servicing Fee	6,377.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,875.55
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	470.93
ARD Interest	0.00	Operating Advisor Fee	1,311.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	282.56
Extension Interest	0.00	EU Reporting Administrator Fee	2,354.64
Interest Reserve Withdrawal	0.00	Total Fees	17,672.89
Total Interest Collected	4,275,887.74

Principal		Expenses/Reimbursements
Scheduled Principal	267,624.67	Reimbursement for Interest on Advances	318.11
Unscheduled Principal Collections		ASER Amount	52,370.46
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(35,987.92)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,016.61
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	267,624.67	Total Expenses/Reimbursements	17,717.26

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,240,497.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	267,624.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,508,122.25
Total Funds Collected	4,543,512.41	Total Funds Distributed	4,543,512.40

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,093,767,834.78	1,093,767,834.78	Beginning Certificate Balance	1,093,767,834.78
(-) Scheduled Principal Collections	267,624.67	267,624.67	(-) Principal Distributions	267,624.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,093,500,210.11	1,093,500,210.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,094,153,752.36	1,094,153,752.36	Ending Certificate Balance	1,093,500,210.11
Ending Actual Collateral Balance	1,093,935,244.00	1,093,935,244.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	7	46,713,430.45	4.27%	89	4.8709	1.572027	1.49 or less	12	178,801,441.07	16.35%	90	4.9278	0.540172
10,000,000 to 19,999,999		14	193,230,572.19	17.67%	86	4.8396	2.019902	1.50 to 1.74	9	213,236,113.72	19.50%	77	5.1602	1.559398
20,000,000 to 24,999,999		6	135,080,615.92	12.35%	72	4.7210	1.793315	1.75 to 1.99	5	107,936,167.68	9.87%	89	4.2480	1.911587
25,000,000 to 49,999,999		15	468,475,591.55	42.84%	89	4.4832	2.071345	2.00 to 2.24	5	155,061,087.30	14.18%	70	4.6536	2.144355
	50,000,000 or greater	4	250,000,000.00	22.86%	77	4.2542	2.439681	2.25 or greater	15	438,465,400.34	40.10%	87	4.1114	3.006713
	Totals	46	1,093,500,210.11	100.00%	84	4.5398	2.090789	Totals	46	1,093,500,210.11	100.00%	84	4.5398	2.090789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	8,868,638.14	0.81%	89	4.6042	2.744863	North Carolina	4	66,443,525.69	6.08%	87	5.5135	1.117579
Arizona	4	9,210,868.31	0.84%	90	4.7783	1.881948	Ohio	5	28,551,427.30	2.61%	90	4.8909	1.720365
Arkansas	2	227,816.76	0.02%	84	5.7000	1.620000	Oklahoma	5	480,098.65	0.04%	84	5.7000	1.620000
California	8	201,545,000.00	18.43%	86	4.2594	2.266223	Ontario	2	3,271,489.83	0.30%	89	4.6600	2.134548
Colorado	1	162,013.59	0.01%	84	5.7000	1.620000	Pennsylvania	3	61,967,588.88	5.67%	90	4.3411	2.544202
Florida	41	38,188,382.47	3.49%	51	4.9549	1.137982	South Carolina	17	1,460,325.27	0.13%	84	5.7000	1.620000
Georgia	17	49,680,471.30	4.54%	90	4.6295	1.960856	South Dakota	2	1,005,301.56	0.09%	89	4.6600	2.134548
Hawaii	186	78,000,000.00	7.13%	87	4.3100	2.401269	Tennessee	11	1,145,081.30	0.10%	84	5.7000	1.620000
Illinois	25	50,450,989.07	4.61%	74	4.8669	2.316503	Texas	15	50,215,045.68	4.59%	83	4.9797	2.046836
Indiana	12	1,266,791.23	0.12%	84	5.7000	1.620000	Utah	1	11,200,000.00	1.02%	30	5.0650	2.078406
Iowa	3	2,334,344.31	0.21%	89	4.6600	2.134548	Virginia	3	13,704,731.71	1.25%	90	4.7761	1.629829
Kansas	1	86,744.37	0.01%	84	5.7000	1.620000	Washington	2	58,900,000.00	5.39%	90	4.0121	4.334601
Kentucky	4	383,266.11	0.04%	84	5.7000	1.620000	Wisconsin	4	3,340,025.36	0.31%	89	4.7450	2.092491
Louisiana	1	26,575,000.00	2.43%	90	4.9580	(0.370000)	Totals	424	1,093,500,210.11	100.00%	84	4.5398	2.090789
Manitoba	1	1,175,691.66	0.11%	89	4.6600	2.134548
									Property Type³
Maryland	2	311,214.03	0.03%	84	5.7000	1.620000
Massachusetts	1	7,950,000.00	0.73%	30	5.0650	2.078406		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	9	29,711,471.36	2.72%	88	4.8106	1.724825		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	5	18,392,379.17	1.68%	41	4.9933	2.087286	Industrial	32	96,539,454.63	8.83%	90	4.6053	2.241965
Missouri	11	41,256,289.69	3.77%	69	4.9031	0.574315	Lodging	15	162,446,679.66	14.86%	63	4.9146	0.959649
Nebraska	3	1,078,617.72	0.10%	88	4.8621	2.034546	Mixed Use	25	31,273,216.27	2.86%	89	5.0282	1.544248
New Hampshire	1	36,538.97	0.00%	84	5.7000	1.620000	Multi-Family	9	157,299,435.82	14.38%	89	4.9015	1.662929
New Jersey	1	26,325,591.55	2.41%	90	5.1000	0.740000	Office	156	491,603,231.39	44.96%	86	4.2521	2.686488
New Mexico	1	36,296.09	0.00%	84	5.7000	1.620000	Other	178	73,907,907.42	6.76%	87	4.3100	2.401269
New York	5	198,561,152.99	18.16%	89	4.0483	2.436033	Retail	6	65,080,284.92	5.95%	90	4.8175	1.289445
							Self Storage	3	15,350,000.00	1.40%	90	4.6000	1.433283
							Totals	424	1,093,500,210.11	100.00%	84	4.5398	2.090789

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	7	265,200,000.00	24.25%	89	3.8672	2.902096	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	9	265,165,388.51	24.25%	86	4.2568	2.636706	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	20	357,703,989.83	32.71%	83	4.8095	1.385376	25 months to 36 months	46	1,093,500,210.11	100.00%	84	4.5398	2.090789
	5.00000% or greater	10	205,430,831.77	18.79%	74	5.3035	1.567072	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,093,500,210.11	100.00%	84	4.5398	2.090789	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	1,093,500,210.11	100.00%	84	4.5398	2.090789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	5	129,181,447.66	11.81%	43	5.0326	2.073826	Interest Only	29	843,630,000.00	77.15%	84	4.4220	2.229295
85 months to 119 months		41	964,318,762.45	88.19%	89	4.4737	2.093062	359 months or less	17	249,870,210.11	22.85%	83	4.9373	1.623156
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,093,500,210.11	100.00%	84	4.5398	2.090789	Totals	46	1,093,500,210.11	100.00%	84	4.5398	2.090789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	256,535,000.00	23.46%	77	4.6579	2.595811				None
	12 months or less	36	821,088,585.02	75.09%	86	4.4984	1.991801
	13 months to 24 months	1	15,876,625.09	1.45%	90	4.7700	(0.950000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,093,500,210.11	100.00%	84	4.5398	2.090789
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A13	30502513	OF	New York	NY	Actual/360	3.914%	252,779.17	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	11/11/21
1A24	30502522				Actual/360	3.914%	84,259.72	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	11/11/21
2A63	30502486	Various Various		HI	Actual/360	4.310%	111,341.67	0.00	0.00	N/A	02/07/29	--	30,000,000.00	30,000,000.00	11/07/21
2A82	30502490				Actual/360	4.310%	96,496.11	0.00	0.00	N/A	02/07/29	--	26,000,000.00	26,000,000.00	11/07/21
2A62	30502485				Actual/360	4.310%	81,650.56	0.00	0.00	N/A	02/07/29	--	22,000,000.00	22,000,000.00	11/07/21
3	30315983	OF	New York	NY	Actual/360	3.990%	257,687.50	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	11/08/21
4A6	30502552	OF	San Francisco	CA	Actual/360	3.850%	82,881.94	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	11/06/21
4A7	30502553				Actual/360	3.850%	82,881.94	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	11/06/21
5A7	30502800	LO	Various	Various	Actual/360	4.958%	106,734.72	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	11/01/21
5A8	30502801				Actual/360	4.958%	106,734.72	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	11/01/21
6	30316183	LO	Various	Various	Actual/360	5.065%	218,076.39	0.00	0.00	N/A	05/06/24	--	50,000,000.00	50,000,000.00	11/06/21
7	30316184	OF	Reading	PA	Actual/360	4.350%	187,291.67	0.00	0.00	N/A	05/06/29	--	50,000,000.00	50,000,000.00	11/06/21
8	30315742	OF	Cary	NC	Actual/360	5.742%	239,079.07	0.00	0.00	N/A	01/01/29	--	48,350,000.00	48,350,000.00	11/01/21
9	30315992	OF	Sunnyvale	CA	Actual/360	4.026%	147,336.11	0.00	0.00	04/06/29	06/06/34	--	42,500,000.00	42,500,000.00	11/06/21
10A1B	30316078	OF	Bellevue	WA	Actual/360	3.543%	91,533.49	0.00	0.00	05/06/29	10/06/30	--	30,000,000.00	30,000,000.00	11/06/21
10A1C	30316079				Actual/360	3.543%	31,121.39	0.00	0.00	05/06/29	10/06/30	--	10,200,000.00	10,200,000.00	11/06/21
11	30502973	IN	Fremont	CA	Actual/360	4.410%	144,305.00	0.00	0.00	N/A	05/06/29	--	38,000,000.00	38,000,000.00	11/06/21
12	30316186	MF	Lisle	IL	Actual/360	4.935%	148,735.42	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	11/06/21
13	30316187	OF	San Francisco	CA	Actual/360	4.060%	119,916.61	0.00	0.00	N/A	05/06/29	--	34,300,000.00	34,300,000.00	11/06/21
14	30316188	MF	Austell	GA	Actual/360	4.600%	130,716.67	0.00	0.00	N/A	05/06/29	--	33,000,000.00	33,000,000.00	11/06/21
15	30502778	RT	Howell	NJ	Actual/360	5.100%	115,736.83	28,144.86	0.00	N/A	05/01/29	--	26,353,736.41	26,325,591.55	03/01/21
16	30316189	IN	Various	Various	Actual/360	4.660%	98,854.78	0.00	0.00	N/A	04/06/29	--	24,635,000.00	24,635,000.00	11/06/21
17	30502953	LO	Melbourne	FL	Actual/360	4.819%	101,661.18	0.00	0.00	N/A	06/01/24	--	24,500,000.00	24,500,000.00	11/01/21
18	30502725	OF	Kansas City	MO	Actual/360	4.950%	100,235.65	27,869.15	0.00	N/A	05/01/26	--	23,515,694.05	23,487,824.90	11/01/21
19	30316190	MF	Detroit	MI	Actual/360	4.750%	83,799.51	29,694.58	0.00	N/A	03/06/29	--	20,487,485.60	20,457,791.02	11/06/21
20	30503026	MU	New York	NY	Actual/360	4.830%	83,183.33	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	11/06/21
21	30501769	Various Various		Various	Actual/360	5.700%	94,484.58	21,595.51	0.00	N/A	11/06/28	--	19,249,829.76	19,228,234.25	11/06/21
22	30316191	MF	Tumwater	WA	Actual/360	5.020%	80,835.94	0.00	0.00	N/A	04/06/29	--	18,700,000.00	18,700,000.00	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	30316192	IN	Midland	TX	Actual/360	4.920%	70,784.18	21,241.96	0.00	N/A	06/06/29	--	16,707,516.71	16,686,274.75	11/06/21
24	30316193	LO	Saint Louis	MO	Actual/360	4.770%	65,299.38	20,971.45	0.00	N/A	05/06/29	--	15,897,596.54	15,876,625.09	11/06/20
25	30316194	SS	Various	GA	Actual/360	4.600%	60,803.06	0.00	0.00	N/A	05/06/29	--	15,350,000.00	15,350,000.00	11/06/21
26	30316195	MF	Cleveland	OH	Actual/360	4.990%	65,211.57	16,627.58	0.00	N/A	05/06/29	--	15,176,266.41	15,159,638.83	11/06/21
27	30316196	LO	Lynchburg	VA	Actual/360	4.760%	55,285.34	17,829.70	0.00	N/A	05/06/29	--	13,487,884.27	13,470,054.57	11/06/21
28	30316197	IN	Moraine	OH	Actual/360	4.760%	53,873.59	17,374.40	0.00	N/A	05/06/29	--	13,143,461.70	13,126,087.30	11/06/21
29	30502811	OF	Deerfield	IL	Actual/360	4.425%	45,685.43	24,227.85	0.00	N/A	05/06/24	--	11,989,616.36	11,965,388.51	11/06/21
30	30316198	MF	Houston	TX	Actual/360	5.210%	51,962.58	14,004.88	0.00	N/A	04/06/29	--	11,582,273.77	11,568,268.89	11/06/21
31	30316199	MF	Riverside	CA	Actual/360	5.090%	48,213.61	0.00	0.00	N/A	05/06/29	--	11,000,000.00	11,000,000.00	11/06/21
32	30316200	RT	Lubbock	TX	Actual/360	4.900%	44,304.17	0.00	0.00	N/A	05/06/29	--	10,500,000.00	10,500,000.00	11/06/21
33	30502978	RT	Hershey	PA	Actual/360	4.250%	38,061.11	0.00	0.00	N/A	05/06/29	--	10,400,000.00	10,400,000.00	11/06/21
34	30316201	RT	Phoenix	AZ	Actual/360	4.750%	36,593.76	10,354.50	0.00	N/A	05/06/29	--	8,946,522.18	8,936,167.68	11/06/21
35	30316202	LO	Pell City	AL	Actual/360	4.570%	33,843.39	0.00	0.00	N/A	04/06/29	--	8,600,000.00	8,600,000.00	11/06/21
36	30502422	MU	San Francisco	CA	Actual/360	5.240%	35,398.38	0.00	0.00	N/A	03/06/29	--	7,845,000.00	7,845,000.00	11/06/21
37	30502812	MF	San Francisco	CA	Actual/360	5.100%	32,059.17	0.00	0.00	N/A	05/06/29	--	7,300,000.00	7,300,000.00	11/06/21
38	30316203	MF	Flint	MI	Actual/360	5.140%	22,661.61	6,245.13	0.00	N/A	05/06/29	--	5,119,982.21	5,113,737.08	11/06/21
39	30316204	RT	Lubbock	TX	Actual/360	4.550%	19,590.28	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	05/06/20
40	30316205	RT	Jacksonville	NC	Actual/360	4.700%	15,905.46	11,443.12	0.00	N/A	05/06/29	--	3,929,968.81	3,918,525.69	11/06/21
Totals							4,275,887.74	267,624.67	0.00				1,093,767,834.78	1,093,500,210.11

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A13	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A24	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A62	0.00	62,369,007.95	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A63	0.00	62,369,007.95	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A82	0.00	62,369,007.95	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,928,327.96	21,269,116.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	63,488,376.03	64,741,443.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A7	63,488,376.03	64,741,443.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A7	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	1,342,331.89	(728,569.63)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,318,296.90	7,543,500.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	4,751,643.26	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	17,501,240.40	25,166,195.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1B	0.00	29,494,678.45	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1C	0.00	29,494,678.45	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,421,621.36	6,565,997.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,054,740.99	5,475,942.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	9,713,933.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,806,460.82	3,583,349.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,195,036.35	543,690.53	01/01/21	03/31/21	11/12/21	11,930,809.69	119,885.75	91,144.73	971,958.62	0.00	0.00
16	0.00	3,178,496.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,087,922.67	2,292,379.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,199,859.60	2,455,199.25	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,868,271.96	1,849,406.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,517,202.96	4,443,609.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	21,474,637.91	21,492,169.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,476,483.11	1,507,570.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	3,563,492.24	3,934,150.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(985,136.40)	0.00	--	--	05/11/21	0.00	0.00	948,607.79	948,607.79	0.00	0.00
25	0.00	1,373,603.78	--	--	--	0.00	0.00	0.00	0.00	23,555.18	0.00
26	2,709,722.68	1,204,910.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,173,849.64	1,576,191.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,401,140.39	863,509.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	4,279,400.25	4,287,926.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,230,643.08	1,205,553.01	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,102,771.80	1,105,353.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	820,176.15	887,145.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,259,168.12	1,168,604.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	920,196.26	911,152.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	463,550.75	307,273.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	308,925.52	594,275.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	253,574.57	50,889.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,013,460.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	317,374.67	(2,608.00)	01/01/21	03/31/21	08/11/21	0.00	0.00	19,520.75	346,746.90	0.00	0.00
40	505,551.30	494,663.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	366,302,406.61	617,573,443.85				11,930,809.69	119,885.75	1,059,273.27	2,267,313.31	23,555.18	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	2	31,325,591.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.539762%	4.521000%	84
10/18/21	0	0.00	0	0.00	2	31,353,736.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.539855%	4.521091%	85
09/17/21	0	0.00	0	0.00	2	31,385,479.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.539958%	4.521193%	86
08/17/21	0	0.00	0	0.00	2	31,413,362.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540049%	4.521283%	87
07/16/21	0	0.00	0	0.00	2	31,441,123.90	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	4.540140%	4.521373%	88
06/17/21	1	24,500,000.00	0	0.00	2	31,472,497.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540249%	4.521479%	89
05/17/21	0	0.00	0	0.00	2	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540332%	4.521562%	90
04/16/21	0	0.00	1	7,845,000.00	2	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540407%	4.521636%	91
03/17/21	1	7,845,000.00	0	0.00	2	31,500,000.00	0	0.00	0	0.00	1	24,500,000.00	0	0.00	0	0.00	4.540474%	4.521702%	92
02/18/21	0	0.00	0	0.00	2	31,500,000.00	0	0.00	0	0.00	2	40,574,886.90	0	0.00	0	0.00	4.540558%	4.521786%	93
01/15/21	0	0.00	0	0.00	3	47,595,047.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540618%	4.521846%	94
12/17/20	0	0.00	0	0.00	4	72,115,125.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540678%	4.521906%	95
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	30502778	03/01/21	7	6	91,144.73	971,958.62	16,546.00	26,500,000.00	09/10/20	98
39	30316204	05/06/20	17	6	19,520.75	346,746.90	18,191.25	5,000,000.00	07/09/20	98
Totals					110,665.48	1,318,705.52	34,737.25	31,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		86,465,389	86,465,389	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		23,487,825	23,487,825	0		0
> 60 Months		983,546,997	952,221,405	31,325,592		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,093,500,210	1,062,174,619	0	0	31,325,592	0
Oct-21	1,093,767,835	1,062,414,098	0	0	31,353,736	0
Sep-21	1,094,062,558	1,062,677,078	0	0	31,385,480	0
Aug-21	1,094,327,810	1,062,914,447	0	0	31,413,363	0
Jul-21	1,094,591,944	1,063,150,820	0	0	31,441,124	0
Jun-21	1,094,899,559	1,038,927,062	24,500,000	0	31,472,497	0
May-21	1,095,145,093	1,063,645,093	0	0	31,500,000	0
Apr-21	1,095,373,493	1,056,028,493	0	7,845,000	31,500,000	0
Mar-21	1,095,579,556	1,056,234,556	7,845,000	0	31,500,000	0
Feb-21	1,095,812,198	1,064,312,198	0	0	31,500,000	0
Jan-21	1,095,987,703	1,048,392,656	0	0	47,595,047	0
Dec-20	1,096,162,468	1,024,047,343	0	0	72,115,125	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	30502778	26,325,591.55	26,500,000.00	30,000,000.00	08/13/21	543,690.53	0.74000	03/31/21	05/01/29	330
24	30316193	15,876,625.09	16,137,250.53	19,500,000.00	11/01/20	(985,136.40)	(0.95000)	09/30/20	05/06/29	329
39	30316204	5,000,000.00	5,000,000.00	8,200,000.00	06/15/21	(2,608.00)	(0.05000)	03/31/21	03/06/29	I/O
Totals		47,202,216.64	47,637,250.53	57,700,000.00		(444,053.87)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
15	30502778	RT	NJ	09/10/20	98
11/12/2021 - Borrowers representative recently submitted a COVID-19 related FB request which is currently being evaluated. Special Servicer to dual track loan.

24	30316193	LO	MO	04/15/20	1

11/12/2021 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower agreed to forbearance agreement terms. Forbearance agreement executed 12/30/20. Borrower continues to perform in accor dance with the FB agreement.

39	30316204	RT	TX	07/09/20	98

11/12/2021 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Forbearance agreement was executed and funds wired to master servicer on 9/28/2021. Loan to be reviewed for return to master servicer after annual budget is approved.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	30502953	0.00	4.81800%	0.00	4.81800%	8	12/31/20	12/31/20	01/26/21
20	30503026	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
24	30316193	0.00	4.77000%	0.00	4.77000%	10	12/30/20	07/06/20	01/14/21
27	30316196	13,760,675.31	4.76000%	13,760,675.31 4.76000%		8	06/29/20	06/29/20	06/29/20
Totals		13,760,675.31		13,760,675.31
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	318.11	0.00	0.00	0.00
15	0.00	0.00	5,673.37	0.00	0.00	52,370.46	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,016.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	(45,161.29)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(35,987.92)	0.00	1,016.61	52,370.46	0.00	0.00	318.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,717.26

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EU Risk Retention" tab for the Benchmark 2019-B11 Mortgage Trust transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the EU Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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